Fair Value Hierarchy Table for Assets and Liabilities Measured at Fair Value (Detail) (USD $) In Thousands, unless otherwise specified			3 Months Ended			3 Months Ended			3 Months Ended			3 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2013 Rex Energy Corporation (Note Issuer)	Mar. 31, 2013 Rex Energy Corporation (Note Issuer) Commodity Swaps and collars		Mar. 31, 2013 Quoted Prices in Active Markets for Identical Assets (Level 1) Rex Energy Corporation (Note Issuer)	Mar. 31, 2013 Quoted Prices in Active Markets for Identical Assets (Level 1) Rex Energy Corporation (Note Issuer) Commodity Swaps and collars		Mar. 31, 2013 Significant Other Observable Inputs (Level 2) Rex Energy Corporation (Note Issuer)	Mar. 31, 2013 Significant Other Observable Inputs (Level 2) Rex Energy Corporation (Note Issuer) Commodity Swaps and collars		Mar. 31, 2013 Significant Unobservable Inputs (Level 3) Rex Energy Corporation (Note Issuer)	Mar. 31, 2013 Significant Unobservable Inputs (Level 3) Rex Energy Corporation (Note Issuer) Commodity Swaps and collars
Derivatives - commodity swaps and collars	$ (2,400)	$ 9,800		$ (2,401)	[1]		$ 0	[1]		$ (2,401)	[1]		$ 0	[1]
Future Abandonment Costs			$ (25,671)			$ 0			$ 0			$ (25,671)

[1]	All of our derivatives are classified as Level 2 measurements. For information regarding their classification on our Consolidated Balance Sheets, please refer to the previous tablet.